Trade Payables - Summary of Trade Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,184,882	¥ 1,224,627
Trade accounts and notes payable [Member]
Disclosure of financial liabilities [line items]
Trade payables	1,056,065	1,075,545
Other [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 128,817	¥ 149,082